Discontinued Operations	12 Months Ended
Dec. 31, 2022
Disclosure Of Discontinued Operations [Abstract]
Disclosure of discontinued operations [text block]
17.	DISCONTINUED OPERATIONS

On October 19, 2022, the Company entered into a stock purchase agreement with a Purchaser and closed the transaction pursuant to the terms of the Stock Purchase Agreement, resulting in the Company’s sale of 20,000 shares of common stock (the “Shares”) in Hongri International Holding Limited (“Hongri”), constituting all of the issued and outstanding capital stock in Hongri, in consideration for $10,000,000.

The subsidiary was sold on October 19, 2022 with effect from November 1, 2022 and is reported in the current period as a discontinued operation. Financial information relating to the discontinued operation for the period to the date of disposal is set out below.

a)	Financial performance and cash flow information

	Year ended December 31,
	2022	2021	2020
Revenue	1,887,410	4,960,693	9,540,775
Cost of revenue	(2,183,080)	(4,228,577)	(7,208,923)
Expenses	(3,486,626)	(4,353,466)	(6,533,339)
Other income/expenses - net	(5,133,118)	(8,778,160)	(2,027,461)
Profit before tax	(8,915,414)	(12,399,510)	(6,228,948)
Income tax	-	(17,463,604)	1,556,824
Profit after tax	(8,915,414)	(29,863,114)	(4,672,124)
			-
Net cash from operating activities	(2,733,104)	(3,872,380)	(5,901,544)
Net cash from investing activities	-	(1,926)	(8,494)
Net cash from financing activities	-	-	-

Net cash decrease of disposed subsidiaries	(2,733,104)	(3,874,306)	(5,910,038)

b)	Details of sale of the subsidiary

Fair value of the consideration	10,000,000
Net asset of the disposed asset	(15,166,042)
Loss on sale before reclassification of foreign currency translation reserve	(5,166,042)
Reclassification of foreign currency translation reserve	(4,027,694)
Loss on disposal of discontinued operations	(9,193,736)

Carrying amount of the investment cost of the disposed assets:

Cash	8,695,890
Trade receivables	2,335,650
Other current assets	97,966
Investment property-net	6,390,022
Other long-term assets	2,890,967
Total assets	20,410,495

Short-term loan	(1,087,154)
Tax payables	(2,775,363)
Other liabilities	(1,381,936)
Total liabilities	(5,244,453)

Net assets	15,166,042